Commitments and Contingencies - Operating Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 2,655
2016	2,904
2017	2,761
2018	1,933
2019	1,391
Thereafter	8,151
Total minimum lease payments	19,795
Financing Obligations
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	2,458
2016	2,681
2017	2,681
2018	2,681
2019	2,681
Thereafter	29,653
Total minimum lease payments	42,835
Less: Amount representing interest	(21,351)
Present value of capital lease and financing obligations	21,484
Capital Leases
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	1,009
2016	414
2017	66
2018	0
2019	0
Thereafter	0
Total minimum lease payments	1,489
Less: Amount representing interest	(82)
Present value of capital lease and financing obligations	$ 1,407